Income Tax	12 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax Text Block Abstract
Income Tax
Note 4	Income Tax

	Restated 2022	2021
	A$	A$
a) Income tax expense
Current income tax
Current income tax benefit	(2,651,576)	(1,072,354)
Current income tax not recognised	2,651,576	1,072,354
Research and development tax concession	(890,113)	(784,412)
Deferred income tax:
Relating to origination and reversal of timing differences	7,168,453	4,045,253
Deferred income tax benefit not recognised	(7,168,453)	(4,045,253)
Income tax benefit reported in the Statement of profit or loss and other comprehensive income	(890,113)	(784,412)

b) Reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense	(20,852,831)	(14,060,992)

Tax at the Australian rate of 25% (2021: 26%)	(5,213,208)	(3,655,858)
Capital raising costs claimed	(301,743)	(39,705)
Non-deductible expenses	2,017,457	1,984,541
Research and development tax concession	(890,113)	(784,412)
Unused tax losses and temporary differences not recognised as deferred tax assets	4,138,764	1,711,022
Tax benefit	(248,842)	(784,412)

c) Deferred tax – Statement of Financial Position (unrecognised)
Liabilities
Unrealised foreign exchange gain	(34,344)	(49,982)
Prepaid expenses	(223,953)	(10,375)
	(258,297)	(60,357)
Assets
Revenue losses available to offset against future taxable income	5,428,055	2,776,480
Accrued expenses and leave provisions	199,877	145,076
Deductible equity raising costs	1,139,489	123,406
Lease liability	4,004	8,133
Development asset	246,503	185,706
Patents	243,403	176,402
Investments	165,420	690,407
	7,426,751	4,105,610
Net deferred tax asset	7,168,453	4,045,253

Deferred tax assets have been recognised to the extent that they extinguish deferred tax liabilities of the Company as at the reporting date.

Net deferred tax assets have not been recognised, in either reporting period, in respect of amounts in excess of deferred tax liabilities.

The tax benefits of the above deferred tax assets will only be obtained if:

(i)	The Company derives future assessable income of a nature and an amount sufficient to enable the benefit from the tax losses to be realised;

(ii)	The Company continues to comply with the conditions for deductibility imposed by law; and

(iii)	No changes in tax legislation adversely affect the Company realising the benefit from the deduction of the losses.

All unused tax losses were incurred by Australian entities.